STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 58,382	$ 40,753,189	$ (36,753,989)	$ 4,057,582
Balance, shares at Dec. 31, 2014	58,381,854
Common stock issued in private placement	$ 6,794	4,308,206		4,315,000
Common stock issued in private placement, shares	6,793,767
Common stock issued for services	$ 62	48,901		48,963
Common stock issued for services, shares	62,258
Options issued for services		1,339,692		1,339,692
Warrants issued for services		91,263		91,263
Net loss			(4,845,432)	(4,845,432)
Balance at Dec. 31, 2015	$ 65,238	46,541,251	(41,599,421)	$ 5,007,068
Balance, shares at Dec. 31, 2015	65,237,879			65,237,879
Common stock issued to institutional investor	$ 2,400	1,550,790		$ 1,553,190
Common stock issued to institutional investor, shares	2,400,000
Common stock issued for additional commitment shares	$ 401	271,484		271,885
Common stock issued for additional commitment shares, shares	400,481
Common stock issued for services	$ 39	23,961		24,000
Common stock issued for services, shares	38,928
Options issued for services		436,228		436,228
Warrants issued for services		174,359		174,359
Net loss			(4,407,208)	(4,407,208)
Balance at Dec. 31, 2016	$ 68,078	$ 48,998,073	$ (46,006,629)	$ 3,059,522
Balance, shares at Dec. 31, 2016	68,077,288			68,077,288
Common stock issued to institutional investor	$ 1,600	$ 1,070,560		$ 1,072,160
Common stock issued to institutional investor, shares	1,600,000
Common stock issued for additional commitment shares	$ 35	24,718		24,753
Common stock issued for additional commitment shares, shares	34,844
Common stock issued for services	$ 8	$ 5,992		$ 6,000
Common stock issued for services, shares	8,398
Options issued for services		$ 113,520		$ 113,520
Warrants issued for services		112,470		112,470
Net loss			(1,213,619)	(1,213,619)
Balance at Mar. 31, 2017	$ 69,721	$ 50,335,333	$ (47,220,248)	$ 3,184,806
Balance, shares at Mar. 31, 2017	69,720,530			69,720,530